WRL LETTERHEAD

                                    May 3, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re: Western Reserve Life Assurance Co. of Ohio
          WRL Series Life Account
          WRL Financial Freedom Builder
          File No. 333-23359

      CIK No. 0000778209

Dear Commissioners:

      On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Life Account (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form S-6 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 21, 1999 via EDGAR.

                                    Sincerely,

                                    /s/ PRISCILLA I. HECHLER
                                        ------------------------
                                        Priscilla I. Hechler
                                        Assistant Vice President
                                        and Assistant Secretary

cc:   Thomas E. Pierpan, Esq.
      Mary Jane Wilson-Bilik, Esq.